Organization and Business Operations (Details)										2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 20, 2023	Oct. 20, 2023 USD ($)	Sep. 20, 2023 USD ($)	Aug. 20, 2023 USD ($)	Jul. 14, 2023 USD ($)	Apr. 14, 2023 $ / shares shares	Dec. 05, 2022 USD ($) $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 18, 2021 shares	May 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 21, 2021 USD ($)
Organization and Business Operations
Purchase price, per unit | $ / shares								$ 10.20
Condition for future business combination use of proceeds percentage													80			80
Condition for future business combination threshold percentage ownership													50			50
Share price | $ / shares							$ 10
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%					100.00%			100.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)								10 days
Withdrew from trust account to pay taxes											$ 103,376,238	$ 0	$ 103,515,624	$ 0		$ 307,146	$ 0
Market price | $ / shares							$ 12.50
Business combination revenue							$ 68,500,000
Cash											255,452		255,452		$ 931,271	222,266	$ 931,271
Working capital deficit											1,327,066		1,327,066			124,865
Outstanding balance of related party loans											276,495		276,495
Share issued value other							$ 100,000,000
Common stock issued to Sponsors (in shares) | shares									250,000
Amount deposited into trust account															$ 117,300,000
Outstanding working capital loans											$ 0		$ 0			$ 0
Subsequent event
Organization and Business Operations
Cash deposited into trust account		$ 81,747	$ 81,747	$ 81,747	$ 81,747
Common Stock
Organization and Business Operations
Common stock issued to Sponsors (in shares) | shares															2,875,000
Common stock subject to possible redemption | shares						9,865,056
Monthly extension | Common Stock
Organization and Business Operations
Deposit into trust account price per share | $ / shares						$ 0.05
Class A Common Stock
Organization and Business Operations
Obligation to redeem public shares if entity does not complete a business combination (as a percent)													100.00%
Class A Common Stock | Monthly extension
Organization and Business Operations
Cash deposited into trust account				$ 245,242
Earnout shares
Organization and Business Operations
Market price | $ / shares											$ 12.50		$ 12.50			$ 12.50
Business combination revenue													$ 68,500,000			$ 68,500,000
Common stock issued to Sponsors (in shares) | shares							2,400,000						2,400,000			2,400,000
Warrants
Organization and Business Operations
Share price | $ / shares											$ 9.20		$ 9.20			$ 9.20
Private Placement Warrants
Organization and Business Operations
Number of shares received by the holder | shares																675,000
Initial public offering
Organization and Business Operations
Sale of units, net of underwriting discounts (in shares) | shares								11,500,000
Purchase price, per unit | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 115,000,000
Payments for investment of cash in Trust Account								$ 117,300,000
Share price | $ / shares								$ 10.20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%					100.00%
Cash								$ 24,991
Working capital								$ 1,463,454
Number of months for completing a initial business combination								18 months
Underwriting commissions								$ 2,300,000										$ 2,300,000
Other offering costs								522,937										522,937
Allocated to temporary equity								2,686,076										2,686,076
Allocated to additional paid-in capital								136,861										136,861
Transaction costs								$ 2,822,937										$ 2,822,937
Percentage of redeem						100.00%
Common stock subject to possible redemption | shares								11,500,000
Initial public offering | Common Stock
Organization and Business Operations
Common stock issued to Sponsors (in shares) | shares						1,634,944
Redemption of common stock shares remaining outstanding | shares						5,184,944
Initial public offering | Monthly extension | Common Stock
Organization and Business Operations
Additional months of election	8 months
Private placement
Organization and Business Operations
Number of shares received by the holder | shares								675,000								675,000
Proceeds from private placement units								$ 6,750,000								$ 6,750,000
Private placement | Private Placement Warrants
Organization and Business Operations
Number of shares received by the holder | shares								675,000			506,250		506,250			506,250
Price of warrant | $ / shares								$ 10.00
Proceeds from private placement units								$ 6,750,000
Over-allotment option
Organization and Business Operations
Sale of units, net of underwriting discounts (in shares) | shares								1,500,000
Purchase price, per unit | $ / shares								$ 10.00
Price of warrant | $ / shares								$ 10.00
Over-allotment option | Private Placement Warrants
Organization and Business Operations
Price of warrant | $ / shares																$ 10.00
Sponsor
Organization and Business Operations
Proceeds from related party debt													$ 25,000			$ 25,000
Working capital										$ 1,000,000
Sponsor | Private placement | Private Placement Warrants
Organization and Business Operations
Proceeds from private placement units								$ 2,150,000
Promissory note with related party
Organization and Business Operations
Maximum borrowing capacity of related party promissory note											$ 400,000		400,000			400,000
Repayment of promissory note - related party													$ 323,190			323,190
Unsecured Promissory Note with Related Party
Organization and Business Operations
Outstanding balance of related party loans																$ 0